American Beacon Advisors, Inc.

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

April 8, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  American Beacon Funds

     1933 Act File No. 33-11387

     1940 Act File No. 811-4984

Dear Sir or Madam:

               Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon The London Company Income Equity Fund(the “Fund”), a series of the American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on March17, 2015 (Accession Number: 0001133228-15-000968), which is incorporated herein by reference.

               If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
Rosemary Behan Chief Legal Officer

cc:   KathyK. Ingber, Esq.

          K&L Gates LLP

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